Off balance sheet commitments (Details) $ in Millions	1 Months Ended
Mar. 31, 2026 USD ($)
CTTQ | CTTQ Rovidicitinib license agreement
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront license payment	$ 135
Collaboration agreement development, regulatory and sales milestone payments	1,400
Kali Therapeutics | Kali Therapeutics License Agreement
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront license payment	100
Collaboration agreement development, regulatory and sales milestone payments	$ 1,200